Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Current assets
Cash	$ 4,698,000		$ 2,161,000
Restricted cash			1,839,000
Accounts receivable, net	101,000		2,000
Contract assets, net	636,000
Deposits	70,000		36,000,000
Note receivable, current	206,000
Investment in M2i	1,197,000
Investment in flyExclusive	1,739,000
Aviation asset option	324,000
Total current assets	9,810,000		43,314,000
Property and equipment, net	323,000		680,000
Operating lease, right-of-use assets	128,000		167,000
Deposits			300,000
Note receivable, non-current	1,693,000
Non-current assets - discontinued operations			1,838,000
TOTAL ASSETS	11,954,000		46,299,000
Current liabilities
Accounts payable and accrued expenses	3,394,000		5,452,000
Dividend payable	1,637,000
Convertible note, net of discount	4,230,000		4,050,000
Operating lease liability	43,000		39,000
Credit facility and other loans			28,855,000
Customer deposits and deferred revenue	2,823,000		11,386,000
Current liabilities - discontinued operations	1,591,000		12,418,000
Total current liabilities	13,718,000		62,200,000
Operating lease liability, non-current	85,000		128,000
Non-current liabilities - discontinued operations			305,000
Total Liabilities	13,803,000		62,633,000
Commitments and contingencies
Stockholders’ (deficit)
Common stock, authorized 1,000,000,000 shares, $.001 par value, 712,645,059 and 581,704,525 shares issued and outstanding at November 30, 2025 ended November 30, 2024, respectively	5,000		5,000
Additional paid in capital	98,917,000		87,968,000
Accumulated (deficit)	(100,771,000)		(104,307,000)
Total stockholders’ (deficit)	(1,849,000)		(16,334,000)
Total liabilities and stockholders’ (deficit)	11,954,000		46,299,000
M2i Global Inc [Member]
Current assets
Cash		$ 411,267		$ 80,281
Prepaids and other current assets		76,716		5,139
Total current assets		487,983		85,420
TOTAL ASSETS		487,983		85,420
Current liabilities
Convertible note, net of discount		270,000		270,000
Derivative liability		381,439
Unissued stock liability		4,137,500
Promissory note				302,960
Related party loan				36,050
Total current liabilities		7,535,952		2,617,892
Total Liabilities		7,535,952		2,617,892
Commitments and contingencies
Stockholders’ (deficit)
Preferred stock, authorized 100,000 shares, $.001 par value, 100,000 and 100,000 shares issued and outstanding, respectively		100		100
Common stock, authorized 1,000,000,000 shares, $.001 par value, 712,645,059 and 581,704,525 shares issued and outstanding at November 30, 2025 ended November 30, 2024, respectively		712,645		581,705
Treasury stock		(435,000)		(435,000)
Additional paid in capital		5,168,037		3,321,905
Accumulated (deficit)		(12,493,751)		(6,001,182)
Total stockholders’ (deficit)		(7,047,969)		(2,532,472)
Total liabilities and stockholders’ (deficit)		487,983		85,420
Nonrelated Party [Member]
Current liabilities
Credit facility and other loans			28,855,000
Nonrelated Party [Member] | M2i Global Inc [Member]
Current liabilities
Accounts payable and accrued expenses		883,604		598,725
Related Party [Member] | M2i Global Inc [Member]
Current liabilities
Accounts payable and accrued expenses		$ 1,863,409		$ 1,410,157
Previously Reported [Member]
Current assets
Prepaids and other current assets	572,000		1,031,000
Current assets - discontinued operations	$ 267,000		2,281,000
Current liabilities
Credit facility and other loans